Loans to Third Parties (Details) - Schedule of loans to third parties - USD ($)		Dec. 31, 2020	Dec. 28, 2020	Dec. 31, 2019
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total		$ 1,915,709	$ 10,500,000	$ 5,307,535
Less: current portion		1,915,709		2,434,715	[1]
Loans to third parties – noncurrent portion				2,872,820	[1]
Jianuo Finance Lease (Shanghai) Co., Ltd. [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[2]			1,723,692
Shandong Daohong Industry and Trade Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[3]			711,023
Qingdao Manster Digital Technology Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[4]			2,872,820
Sichuan Jingpin Construction Decoration Engineering Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[5]	306,514
Henan Tianxia Kang Trading Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[6]	$ 1,609,195

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.
[2]	Hengpu had a loan receivable of $1,723,692 (or RMB 12 million) from Jianuo Finance Lease (Shanghai) Co., Ltd.(“Jianuo”) The loan earned interest of 1.2% and its principal and interest matured on January 10, 2020. The Group fully collected the loan receivable on January 9, 2020.
[3]	Taiding, a subsidiary of the Group, made a loan of $711,023 (or RMB 4.95 million) to Shandong Daohong industry and Trade Co., Ltd. (“Daohong”) on December 26, 2019. The loan earned interest of 7% and its principal and interest matured on December 25, 2020. The Group fully collected the loan receivable on December 24, 2020.
[4]	Fintech, had a loan receivable of $2,872,820 (or RMB 20 million) from Qingdao Manster Digital Technology Co., Ltd (“Manster”) that earned interest of 4.8%. The principal of the loan was due on December 9, 2024 and the interest was due on an annual basis. The Group fully collected the loan receivable on December 16, 2020.
[5]	Hengpu, made a loan of $306,514 (or RMB 2 million) to Sichuan Jingpin Construction Decoration Engineering Co., Ltd (“Jingpin”) on February 10, 2020. The loan earns interest of 18% and its principal and interest are due on February 10, 2021, which was subsequently extended to June 10, 2021.
[6]	Taiding made a loan of $1,609,195 (or RMB 10.5 million) to Henan Tianxia Kang Trading Co., Ltd (“Tianxia Kang”) on December 28, 2020. The loan is interest free due to the short term and due on January 28, 2021. The loan was repaid on January 13, 2021.